Consolidated Statement of Stockholders’ Deficiency - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance	$ 19,489	$ 20,996	$ 33,516
Net loss for the year	(3,199)	(4,663)	(7,831)
Subscriptions received in advance	0	559	0
Foreign currency translation	(2,481)	717	(4,928)
Stock-based compensation	632	489	197
Transfer of net assets to Mason	(44,214)
Issuance of share capital - inducement bonus shares	37
Issuance of share capital - private placement	5,048
Issuance of share capital - stock options	199	54	42
Issuance of share capital - Sandstorm		1,337
Balance	(24,489)	19,489	20,996
Share capital [Member]
Balance	$ 178,740	$ 177,206	$ 177,138
Balance (in shares)	153,045,000	147,331,000	146,984,000
Net loss for the year	$ 0	$ 0	$ 0
Subscriptions received in advance		0
Foreign currency translation	0	0	0
Stock-based compensation	0	0	0
Transfer of net assets to Mason	(44,214)
Issuance of share capital - inducement bonus shares	$ 37
Issuance of share capital - inducement bonus shares (in shares)	100,000
Issuance of share capital - private placement	$ 4,478
Issuance of share capital - private placement (in shares)	18,529,000
Issuance of share capital - stock options	$ 648	$ 197	$ 68
Issuance of share capital - stock options (in shares)	1,899,000	585,000	347,000
Issuance of share capital - Sandstorm		$ 1,337
Issuance of share capital - Sandstorm (in shares)		5,129,000
Balance	$ 139,689	$ 178,740	$ 177,206
Balance (in shares)	173,573,000	153,045,000	147,331,000
Additional paid in capital [Member]
Balance	$ 20,863	$ 20,517	$ 20,346
Net loss for the year	0	0	0
Subscriptions received in advance		0
Foreign currency translation	0	0	0
Stock-based compensation	632	489	197
Transfer of net assets to Mason	0
Issuance of share capital - inducement bonus shares	0
Issuance of share capital - private placement	1,129
Issuance of share capital - stock options	(449)	(143)	(26)
Issuance of share capital - Sandstorm		0
Balance	22,175	20,863	20,517
Other comprehensive (loss) income [Member]
Balance	(7,061)	(7,778)	(2,850)
Net loss for the year	0	0	0
Subscriptions received in advance		0
Foreign currency translation	(2,481)	717	(4,928)
Stock-based compensation	0	0	0
Transfer of net assets to Mason	14,772
Issuance of share capital - inducement bonus shares	0
Issuance of share capital - private placement	0
Issuance of share capital - stock options	0	0	0
Issuance of share capital - Sandstorm		0
Balance	5,230	(7,061)	(7,778)
Subscriptions received in advance [Member]
Balance	559	0	0
Net loss for the year	0	0	0
Subscriptions received in advance		559
Foreign currency translation	0	0	0
Stock-based compensation	0	0	0
Transfer of net assets to Mason	0
Issuance of share capital - inducement bonus shares	0
Issuance of share capital - private placement	(559)
Issuance of share capital - stock options	0	0	0
Issuance of share capital - Sandstorm		0
Balance	0	559	0
Deficit [Member]
Balance	(173,612)	(168,949)	(161,118)
Net loss for the year	(3,199)	(4,663)	(7,831)
Subscriptions received in advance		0
Foreign currency translation	0	0	0
Stock-based compensation	0	0	0
Transfer of net assets to Mason	(14,772)
Issuance of share capital - inducement bonus shares	0
Issuance of share capital - private placement	0
Issuance of share capital - stock options	0	0	0
Issuance of share capital - Sandstorm		0
Balance	$ (191,583)	$ (173,612)	$ (168,949)